Note 7 - Other Real Estate Owned (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Other Real Estate, Roll Forward [Table Text Block]
(dollars in thousands)	2019	2018
Balance, Beginning of Year	$1,841	$4,256
Loans transferred to other real estate	1,009	792
Acquired in acquisitions	243	-
Sales proceeds	(2,553)	(2,949)
Transfer to premises and equipment	-	(300)
Net gain/(loss) on sale and writedowns	780	42
Ending balance	$1,320	$1,841